UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 24, 1999.

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ X ]; Amendment Number: __1___
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                International Specialty Products Inc.
Address:             300 Delaware Avenue
                     Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Richard A. Weinberg
Title:               Executive Vice President and General Counsel
Phone:               973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg             Wayne, New Jersey     September 1, 1999
--------------------------------- --------------------- ---------------------
[Signature]                          [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


54104.0001

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                   7

Form 13F Information Table Entry Total:             13

Form 13F Information Table Value Total:            $122,115
                                                  (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number                    Name
---            --------------------                    ----

1                  28-5328                   Building Materials Corporation
                                             of America

2                  28-4533                   Building Materials Investment
                                             Corporation

3                  28-2655                   G Industries Corp.

4                  28-2656                   G-I Holdings Inc.

5                  28-5326                   GAF Building Materials
                                             Corporation

6                  28-2521                   GAF Corporation

7                  28-7274                   ISP Opco Holdings Inc.


NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.





COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6     COLUMN 7          COLUMN 8

                                 TITLE                             SHARES
                                  OF                                 OR           INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP     (X$1,000)   PRIN AMT       DISCRETION   MANAGERS   SOLE      SHARED     NONE
--------------                   -----       -----     ---------   --------       ----------   --------   ----      ------     ----
AscendCommunicationsInc           COM       043491109     9,926   118,610 SH      DEFINED         7                118,610
AMP, Inc.                         COM       031897101       803    15,000 SH      DEFINED         7                 15,000
American Bankers Insurance        COM       024456105    10,596   203,765 SH      DEFINED         7                203,765
AirTouch Communications           COM       00949T100       845     8,750 SH      DEFINED         7                  8,750
Bankers Trust Corp.               COM       066365107    32,788   371,540 SH      DEFINED         7                371,540
Browning Ferris Ind Inc           COM       115885105     8,946   231,980 SH      DEFINED         7                231,980
Xylan, Corp.                      COM       984151100       391    10,625 SH      DEFINED         7                 10,625
AscendCommunications,Inc.         COM       043491109    11,926   142,505 SH      DEFINED   1,2,3,4,5,6,7          142,505
AMP, Inc.                         COM       031897101       167     3,125 SH      DEFINED   1,2,3,4,5,6,7            3,125
American Bankers Insurance        COM       024456105     1,433    27,560 SH      DEFINED   1,2,3,4,5,6,7           27,560
Bankers Trust Corp.               COM       066365107    29,957   339,460 SH      DEFINED   1,2,3,4,5,6,7          339,460
Browning Ferris Ind Inc           COM       115885105    13,946   361,645 SH      DEFINED   1,2,3,4,5,6,7          361,645
Xylan Corp.                       COM       984151100       391    10,625 SH      DEFINED   1,2,3,4,5,6,7           10,625


                                         Column Total   122,115
                                                        =======